John Hancock Funds II

601 Congress Street

Boston, MA 02210

December 3, 2018

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”), on behalf of:

John Hancock Absolute Return Currency Fund;

John Hancock Diversified Strategies Fund;

John Hancock Fundamental All Cap Core Fund;

John Hancock Fundamental Large Cap Value Fund;

John Hancock Global Absolute Return Strategies Fund;

John Hancock Short Duration Credit Opportunities Fund; and

John Hancock Technical Opportunities Fund (collectively, the “Funds”)
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated December 1, 2018, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 210 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 212 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on November 21, 2018 via EDGAR.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru

Assistant Secretary